Submission	Nov. 20, 2025
Submission [Line Items]
Central Index Key	0001971532
Registrant Name	Telomir Pharmaceuticals, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A